Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Measurements
3. Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level
 1
— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level
 2
— Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level
 3
— Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
At December 31, 2020 and September 30, 2021 (unaudited), the Company did not have financial assets that are measured at fair value on a recurring basis.
As further described in Note 4, between April 2020 and December 2020, the Company entered into several Simple Agreements for Future Equity (SAFE, collectively the “2020 SAFEs”) with certain investors. The Company recorded the liability related to the 2020 SAFEs at fair value and subsequently remeasured the instruments to fair value using level 3 fair value measurements.
The fair value of the 2020 SAFEs was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company determined the fair value of the 2020 SAFEs based on the amount of proceeds received from new third-party investors for the 2020 SAFEs, the terms of the 2020 SAFEs, including the rate at which the 2020 SAFEs convert into qualified equity financing securities, the probability and timing of a qualified equity financing and the fair value of the underlying preferred stock. Estimates and assumptions impacting the fair value measurement include the probability of a qualified equity financing as defined in the 2020 SAFEs agreements, the expected timing of such event, and the fair value of the Company’s Series A preferred stock (the “Series A Preferred”). The Company estimated the probability and timing of the qualified equity financing based on management’s assumptions and knowledge of specified events at issuance and as of each reporting date.
The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

2020 SAFEs issued in the 2020 period	$7,115
Change in fair value during the 2020 period	7,693

Balance as of December 31, 2020	14,808
Conversion into shares of convertible preferred stock (unaudited)	(14,808)

Balance as of September 30, 2021 (unaudited)	$—

FS DEVELOPMENT CORP. II
Fair Value Measurements
Note 8 — Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account – money market funds	$201,262,131	$—	$—
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels of the hierarchy for the three and nine months ended September 30, 2021. Level 1 instruments include investments in money market funds that invest solely in U.S. government securities with an original maturity of 185 days or less.